EARNINGS PER SHARE - Schedule of Potentially Dilutive Securities (Details 1) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Anti-dilutive shares excluded from computation of diluted net loss per share attributable to common stockholders	29,176	338,188
Restricted Stock Units (RSUs)
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Anti-dilutive shares excluded from computation of diluted net loss per share attributable to common stockholders	29,176	90,105
Options [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Anti-dilutive shares excluded from computation of diluted net loss per share attributable to common stockholders	0	248,083